Recent Developments (Details) (Subsequent Event [Member], Navachab [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013 T oz
Subsequent Event [Member] | Navachab [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	$ 1
Trade and other receivables	18
Inventories	73
Property, plant and equipment	70
Goodwill and other intangibles	3
Trade and other payables	(36)
Long-term debt	(10)
Deferred taxation	(24)
Provision for environmental rehabilitation	(5)
Total	$ 90
Additional mine information	The Navachab gold mine is situated close to Karibib, about 170 kilometres northwest of the Namibian capital, Windhoek.
Plant capacity (tons per month)	120,000
Ounces produced (ounces)	74,000